EV CLASSIC CALIFORNIA MUNICIPALS FUND
            Supplement to Prospectus dated February 1, 1995

     1. Effective immediately, the Portfolio may invest without limit in municipal obligations the interest on which is a tax preference item under the federal alternative minimum tax. In connection with this change, the Portfolio has changed its name to "California Municipals Portfolio." This change will also permit the Fund and the Portfolio to invest in municipal obligations of the governments of Puerto Rico, Guam and the U.S. Virgin Islands. The first sentence of the first paragraph under "How the Fund and the Portfolio Invest their Assets" is replaced with the following:

     The Fund seeks to achieve its investment objective by investing either directly or indirectly through another open-end management investment company primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations the interest on which is exempt from regular federal income tax and from the State taxes that, in accordance with its investment objective, the Fund seeks to avoid.

     2. Effective immediately, the diversification status of the Fund and the Portfolio has changed from diversified to non-diversified. In connection with this change (which shareholders have approved), "Diversified Status" under "How the Fund and Portfolio Invest their Assets" is replaced with the following:

     Non-Diversified Status. The Portfolio's classification under the Investment Company Act of 1940 (the "1940 Act") as a "non-diversified" investment company allows it to invest, with respect to 50% of its assets, more than 5% (but not more than 25%) of its assets in the securities of any issuer. The Portfolio is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, the Portfolio would be more susceptible to any single adverse economic or political occurrence or development affecting issuers of California municipal obligations.

December 11, 1995                                               C-CAPS2


                 EV CLASSIC CALIFORNIA MUNICIPALS FUND
           Supplement to Statement of Additional Information
                        dated February 1, 1995

     1. Effective immediately, the Portfolio has changed its name to "California Municipals Portfolio."

     2. Set forth below are revised fundamental and nonfundamental investment restrictions, which shareholders have approved. The following replaces "Investment Restrictions" in the Statement of Additional Information:

                        INVESTMENT RESTRICTIONS

           Certain investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this Statement of Additional Information means the lesser of
     (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

           (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

           (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

           (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

           (4) Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

           (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

           (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

           Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

           The Portfolio has adopted substantially the same fundamental investment restrictions as the investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio, which as used in this Statement of Additional Information means the lesser of (a) 67% of the outstanding voting securities of the Portfolio present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented at the meeting or (b) more than 50% of the outstanding voting securities of the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the Investment Company Act of 1940 (the "1940 Act"). Whenever the Trust is requested to vote on a change in the fundamental investment restrictions of the Portfolio (or the Portfolio's 80% investment policy with respect to State obligations described in the Fund's current Prospectus), the Trust will hold a meeting of Fund shareholders and will cast its vote as instructed by the shareholders.

           The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes); (c) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value); or (e) purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs.

           For purposes of the Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Portfolio's Investment Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

           In order to permit the sale of shares of the Fund in certain states, the Fund may make commitments more restrictive than the policies described above. Should the Fund determine that any such commitment is no longer in the best interest of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the state(s) involved.

December 11, 1995                - 2 -                         C-CASAIS


                EV MARATHON CALIFORNIA MUNICIPALS FUND
            Supplement to Prospectus dated February 1, 1995

     1. Effective immediately, the Portfolio may invest without limit in municipal obligations the interest on which is a tax preference item under the federal alternative minimum tax. In connection with this change, the Portfolio has changed its name to "California Municipals Portfolio." This change will also permit the Fund and the Portfolio to invest in municipal obligations of the governments of Puerto Rico, Guam and the U.S. Virgin Islands. The first sentence of the first paragraph under "How the Fund and the Portfolio Invest their Assets" is replaced with the following:

     The Fund seeks to achieve its investment objective by investing either directly or indirectly through another open-end management investment company primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations the interest on which is exempt from regular federal income tax and from the State taxes that, in accordance with its investment objective, the Fund seeks to avoid.

     2. Effective immediately, the diversification status of the Fund and the Portfolio has changed from diversified to non-diversified. In connection with this change (which shareholders have approved), "Diversified Status" under "How the Fund and Portfolio Invest their Assets" is replaced with the following:

     Non-Diversified Status. The Portfolio's classification under the Investment Company Act of 1940 (the "1940 Act") as a "non-diversified" investment company allows it to invest, with respect to 50% of its assets, more than 5% (but not more than 25%) of its assets in the securities of any issuer. The Portfolio is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, the Portfolio would be more susceptible to any single adverse economic or political occurrence or development affecting issuers of California municipal obligations.

December 11, 1995                                               M-CAPS2


                EV MARATHON CALIFORNIA MUNICIPALS FUND
           Supplement to Statement of Additional Information
                        dated February 1, 1995

     1. Effective immediately, the Portfolio has changed its name to "California Municipals Portfolio."

     2. Set forth below are revised fundamental and nonfundamental investment restrictions, which shareholders have approved. The following replaces "Investment Restrictions" in the Statement of Additional Information:

                        INVESTMENT RESTRICTIONS

           Certain investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this Statement of Additional Information means the lesser of
     (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

           (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

           (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

           (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

           (4) Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

           (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

           (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

           Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

           The Portfolio has adopted substantially the same fundamental investment restrictions as the investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio, which as used in this Statement of Additional Information means the lesser of (a) 67% of the outstanding voting securities of the Portfolio present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented at the meeting or (b) more than 50% of the outstanding voting securities of the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the Investment Company Act of 1940 (the "1940 Act"). Whenever the Trust is requested to vote on a change in the fundamental investment restrictions of the Portfolio (or the Portfolio's 80% investment policy with respect to State obligations described in the Fund's current Prospectus), the Trust will hold a meeting of Fund shareholders and will cast its vote as instructed by the shareholders.

           The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes); (c) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value); or (e) purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs.

           For purposes of the Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Portfolio's Investment Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

           In order to permit the sale of shares of the Fund in certain states, the Fund may make commitments more restrictive than the policies described above. Should the Fund determine that any such commitment is no longer in the best interest of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the state(s) involved.

December 11, 1995                - 2 -                         M-CASAIS


               EV TRADITIONAL CALIFORNIA MUNICIPALS FUND
           Supplement to Prospectus dated November 25, 1994

     1. Effective immediately, the Portfolio may invest without limit in municipal obligations the interest on which is a tax preference item under the federal alternative minimum tax. In connection with this change, the Portfolio has changed its name to "California Municipals Portfolio." This change will also permit the Fund and the Portfolio to invest in municipal obligations of the governments of Puerto Rico, Guam and the U.S. Virgin Islands. The first sentence of the first paragraph under "How the Fund and the Portfolio Invest their Assets" is replaced with the following:

     The Fund seeks to achieve its investment objective by investing either directly or indirectly through another open-end management investment company primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations the interest on which is exempt from regular federal income tax and from the State taxes that, in accordance with its investment objective, the Fund seeks to avoid.

     2. Effective immediately, the diversification status of the Fund and the Portfolio has changed from diversified to non-diversified. In connection with this change (which shareholders have approved), "Diversified Status" under "How the Fund and Portfolio Invest their Assets" is replaced with the following:

     Non-Diversified Status. The Portfolio's classification under the Investment Company Act of 1940 (the "1940 Act") as a "non-diversified" investment company allows it to invest, with respect to 50% of its assets, more than 5% (but not more than 25%) of its assets in the securities of any issuer. The Portfolio is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, the Portfolio would be more susceptible to any single adverse economic or political occurrence or development affecting issuers of California municipal obligations.

December 11, 1995                                                T-CAPS


               EV TRADITIONAL CALIFORNIA MUNICIPALS FUND
           Supplement to Statement of Additional Information
                        dated November 25, 1994

     1. Effective immediately, the Portfolio has changed its name to "California Municipals Portfolio."

     2. Set forth below are revised fundamental and nonfundamental investment restrictions, which shareholders have approved. The following replaces "Investment Restrictions" in the Statement of Additional Information:

                        INVESTMENT RESTRICTIONS

           Certain investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this Statement of Additional Information means the lesser of
     (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

           (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

           (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

           (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

           (4) Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

           (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

           (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

           Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

           The Portfolio has adopted substantially the same fundamental investment restrictions as the investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio, which as used in this Statement of Additional Information means the lesser of (a) 67% of the outstanding voting securities of the Portfolio present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented at the meeting or (b) more than 50% of the outstanding voting securities of the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the Investment Company Act of 1940 (the "1940 Act"). Whenever the Trust is requested to vote on a change in the fundamental investment restrictions of the Portfolio (or the Portfolio's 80% investment policy with respect to State obligations described in the Fund's current Prospectus), the Trust will hold a meeting of Fund shareholders and will cast its vote as instructed by the shareholders.

           The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes); (c) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value); or (e) purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs.

           For purposes of the Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Portfolio's Investment Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

           In order to permit the sale of shares of the Fund in certain states, the Fund may make commitments more restrictive than the policies described above. Should the Fund determine that any such commitment is no longer in the best interest of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the state(s) involved.

December 11, 1995                - 2 -                         T-CASAIS